Income tax, Reconciliation of Effective Tax Rate (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax [Abstract]
(Loss) profit before income tax	$ (285,279,802)	$ (3,495,289,882)	$ 5,662,697
Tax using the Company's domestic tax rate	30.00%	30.00%	30.00%
Income tax at legal tax rate	$ (85,583,941)	$ (1,048,586,965)	$ 1,698,809
Tax effect of [Abstract]
Annual adjustment inflation	19,736,040	35,881,580	86,082,320
Non-deductible expenses	8,942,866	9,847,790	5,970,038
Mainly change in allowance for NOL's and other permanent differences	54,005,768	1,075,533,291	(145,881,392)
Total tax expense	$ (2,899,267)	$ 72,675,696	$ (52,130,224)